Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
2.	Summary of significant accounting policies

(a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

(b)	Principles of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. As a result of the Company’s direct ownership in Sentage WFOE and the VIE Agreements, the Company is regarded as the primary beneficiary of the VIEs, and we treat the VIEs as the Company’s consolidated entities under U.S. GAAP, for accounting purposes. The Company has consolidated the financial results of the VIEs in its consolidated financial statements in accordance with U.S. GAAP. The VIE agreements have not been tested in a court of law in China as of the date of this annual report.

(c)	Use of estimates

The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include, but are not limited to, estimate of standalone selling prices of each unit of accounting in multiple elements arrangements, estimate of breakage, the fair value of identifiable assets acquired, liabilities assumed and non-controlling interests in business combinations, the useful lives of long-lived assets including intangible assets, the fair value of the reporting unit for the goodwill impairment test, the allowance for doubtful accounts receivable and other receivables, the realization of deferred tax assets, the fair value of share-based compensation awards, lease liabilities, right-of-use assets and the recoverability of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(d)	Functional currency

The Group use United States dollar (“US$”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of the PRC is US, while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

(e)	Convenience translation

The functional and reporting currency of the Company is the United States Dollar (“US$”). The Company’s operating subsidiary in China uses Renminbi (“RMB”) as the functional currency.

The financial statements of the Company and its subsidiaries, other than subsidiaries with functional currency of US$, are translated into US$ using the exchange rate as of the balance sheet date for assets and liabilities and average exchange rate for the year for income and expense items. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive income (loss) as other comprehensive income or loss.

For the Company, except for the shareholders’ equity, the balance sheet accounts on December 31, 2023 and 2022 were translated at RMB 7.0999 and RMB 6.8972 to $1.00, respectively. The shareholders’ equity accounts were translated at their historical rate. The average translation rates applied to statements of operations for the years ended December 31, 2023 and 2022 were RMB 7.0809 and RMB 6.7290 to $1.00, respectively. Cash flows were also translated at average translation rates for the periods. Therefore, amounts reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

(f)	Cash and cash equivalents

Cash and cash equivalents includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. The Company maintains all of its bank accounts in the PRC. The Company’s cash balances in these bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

(g)	Restricted cash

In connection with the Company’s newly launched prepaid payment network service business, the Company is required to make an initial one-year security deposit with designated PRC banks in order to be eligible to issue prepaid gift and debit cards to customers. Security deposit is based on 1% of the estimated proceeds to be collected from the prepaid card issuance and is subject to adjustment as be determined by the PRC banks based on actual sales volume of the prepaid cards. As of December 31, 2022 and 2023, the Company has not issued any prepaid cards to customers. The Company records such security deposit as restricted cash.

(h)	Accounts receivable net

Accounts receivable net are service fees generated through providing prepaid payment network services to customers.

The Company reduces accounts receivable by recording an allowance for doubtful accounts to account for the estimated impact of collection issues resulting from a client’s inability or unwillingness to pay valid obligations to the Company. The Company determines the adequacy of allowance for doubtful accounts based on individual account analysis, historical collection trend, and best estimate of specific losses on individual exposures. The Company establishes a provision for doubtful receivable when there is objective evidence that the Company may not be able to collect amounts due. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after the management has determined that the likelihood of collection is not probable. As of December 31, 2023 and 2022, Allowance for doubtful debts was US$133,805 and US$59,444 respectively.

(i)	Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and any recorded impairment.

Gains or losses arising from the disposal of an item of plant and equipment are determined as the difference between the net disposal proceeds and the carrying amount of the item and are recognized in profit or loss on the date of disposal.

The estimated useful lives are presented below.

Office equipment and furniture	3-5 years
Transportation vehicles	3-5 years

Depreciation on plant and equipment is calculated on the straight-line method over the estimated useful lives of the assets.

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the Consolidated Statements of Comprehensive Operations and Other Comprehensive Income (Loss).

(j)	Intangible assets

Purchased intangible assets are initially measured at cost. Following initial recognition, intangible assets are measured at cost less any accumulated amortisation and any accumulated impairment losses. Intangible assets with finite lives are amortized over the useful life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortisation period and the amortisation method for an intangible asset with a finite useful life are reviewed at each financial year end. Intangible assets, excluding development costs, created within the business are not capitalised and expenditure is charged against profits in the period in which the expenditure is incurred.

The Company’s intangible assets with definite useful lives primarily are purchased software. The Company typically amortizes intangible assets with definite useful lives on a straight-line basis over estimated useful lives of ten years.

(k)	Impairment of long-lived assets

Long-lived assets with finite lives, Plant and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of December 31, 2023 and 2022.

(l)	Fair value of financial instruments

The Group applies ASC 820, Fair Value measurements and Disclosures, for fair value measurements financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the consolidated financial statements on a recurring and non-recurring basis. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes three levels of inputs that may be used to measure fair value.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Unless otherwise disclosed, the fair value of the Group’s financial instruments, including cash, restricted cash, accounts receivable, prepaid expenses and other current assets, accounts payable, deferred revenue and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of December 31, 2023 and 2022 based upon the short-term nature of the assets and liabilities. The balance of due to related parties also approximate the fair value because it was paid by cash from related parties to the Group as working capital.

The functional currency for Sentage and Sentage HK is the United States dollar (“US$”). However, Sentage, and Sentage HK currently only serve as the holding companies and did not have active operations as of the date of this annual report. The Company operates its business through its VIEs in the PRC as of December 31, 2023. The functional currency of the Company’s VIEs is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into US$. Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income. Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of December 31,
	2022	2023
Year-end spot rate	US$1=RMB 6.8972	US$1=RMB 7.0999
Average rate	US$1=RMB 6.7290	US$1=RMB 7.0809

(m)	Revenue recognition

On January 1, 2018, the Company adopted Accounting Standards Codification (“ASC”) 606, “Revenue from Contracts with customers”, using the modified retrospective approach.

The Company adopted ASC 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of ASC 606, the Company follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

(1)	Revenue from consumer loan repayment and collection management services

Loans facilitated through the Company were consumer loan products ranging from 30,000 RMB (approximately $4,342) to 80,000 RMB (approximately US$11,579). Loan term ranges from one year to four years. All the Company’s clients are individual customers who entered into service agreements with the Company. All these loans were facilitated through the Company’s offline loan recommendation services before November 2017. Since November 2017, the Company has not provided any intermediary services for any new customers in anticipation of changes in related governing regulations in China, and the Company has been focusing on providing services related to consumer loan repayment and collection management to its customers. These consumer loan repayment and collection management services are a part of the Company’s service obligation in its service agreements with its customers. Pursuant to the service agreements, customers authorized the Company to monitor and manage the repayment and collection process of outstanding loans for a fixed service fee, which was paid upfront by customers. The Company is required to monitor loans within the loan term to ensure timely repayment of loans when they become due. Pursuant to the Company’s agreements with customers, loan repayment and collection management services are parts of bundled services offered by the Company to customers for a fixed fee and are not capable of being distinct because the Company is required to concurrently monitor and manage the repayment and collection process of outstanding loans to be entitled to receive a fixed service fee. As a result, loan management services and collection management services are not separately identifiable in the context of the contract and accordingly are treated as a bundled single performance obligation. There is no variable consideration in the contract. Once a specific loan is repaid on time, the Company’s service obligation related to such loan is satisfied. When a loan becomes delinquent, the Company is then required to assist in collection efforts for an extended service period of 12 months starting on the day such loan becomes delinquent. No additional fee can be charged for collection management services provided to delinquent loans beyond the initial fixed fee agreed. If all or a part of the loan is still not repaid after all collection management efforts are exhausted within such required service period, the Company’s service obligation related to such loan is satisfied and the Company is not responsible for any loss from an uncollectible loan.

The Company’s loan repayment and collection management services primarily include reconciling borrower repayment record and sending payment reminder and notice periodically, facilitating repayment upon maturity and collaborating with third-party collection agents and law firms in the event of delinquency etc. Loan repayment and collection management fees received from the customers upfront are deferred first, and then ratably recognized as revenue over the loan terms or an extended service period of 12 months starting on the day such loan becomes delinquent, as the Company performs designated services.

(2)	Revenue from services provided to borrower for loan recommendation

The Company started to provide recommendation services where the Company recommends prospective borrowers to funding partners in June 2019. The Company’s performance obligations include making loan product recommendations to borrower applicants, processing paperwork related to borrowers’ applications based on their specific needs, evaluating credentials of borrower applicants, appraising borrowers’ properties to be collateralized through data analysis and on-site inspection, and recommending qualified borrowers to various funding partners for loan approval. The Company receive a service fee from a borrower if he or she is approved for a loan and such loan is then funded by one of our funding partners. The Company acquires borrowers through cooperating with third-party referral partners as well as through its own borrower development efforts. For borrowers acquired through cooperating with third-party referral partners, pursuant to the service agreement between the Company and the referral partners, referral partners first charge borrowers service fees for their referrals. The Company then charges the referral partners a commission ranging from 1.5% to 2% based on the loan proceeds disbursed to the borrowers. For borrowers developed directly by the Company, the Company charges the borrowers a service fee of 1.75% to 3% of the loan amount received by the borrowers. Such revenue is recognized at the point when the Company’s performance obligations are satisfied and the loan proceeds are disbursed to a specific borrower. For the years ended December 31, 2023, 2022 and 2021, the Company earned nil, nil and $1,177,822 recommendation service revenue, respectively.

(3)	Revenue from prepaid payment network services

In 2012, one of the Company’s VIE subsidiaries, Qingdao Buytop, was granted a third-party payment service license by the relevant authority in China. The Company started to provide prepaid payment network services to merchant customers in August 2019. The Company is licensed to issue generic and branded prepaid gift and debit cards and provide related services to various merchants, such as supermarket and department stores. In connection with the prepaid payment network services, the Company expects to generate revenue from: (1) technology consulting and support services fees related to payment solution planning, design, and management; (2) prepaid card payment services fees related to the issuance and use of prepaid cards.

Technology consulting and support services are short-term in nature, with service period ranging from one to three months, and related service fees are recognized as revenue at point when payment solution, design and management services are rendered, completed and accepted by customers. For merchant customers who need prepaid card payment services such as collecting and processing information necessary for prepaid card issuance and authorizing transaction requests after verifying transaction information, the Company charges service fee equal to 0.3% to 0.5% of each transaction amount and recognizes revenue at the point when the prepaid cards issued by merchant customers are used by their end user card holders. For the years ended December 31, 2023, 2022 and 2021, the Company earned $146,554, $161,372 and $928,565 revenue from providing technology consulting and support service revenue to customers, respectively.

(n)	Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2023, 2022 and 2021. The Company does not believe that there was any uncertain tax provision on December 31, 2023, 2022 and 2021. The Company’s subsidiary and VIEs in China are subject to the income tax laws of the PRC. No significant income was generated outside the PRC for the fiscal years ended December 31, 2023, 2022 and 2021. As of December 31, 2023, all of the tax returns of the Company’s PRC subsidiary and VIEs remain available for statutory examination by PRC tax authorities.

(o)	Value added tax (“VAT”)

The Company is a general taxpayer and is subject to applicable VAT tax rate of 6%. VAT is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT tax paid to suppliers against their output VAT liabilities.

(p)	Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2023 and 2022, there were no dilutive shares.

(q)	Statutory reserve

In accordance with the Company Laws of the PRC, the PRC Entities registered as PRC domestic companies must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined in accordance with the legal requirements in the PRC. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the statutory reserves are restricted to the off-setting of losses or increasing capital of the respective company. All these reserves are not allowed to be transferred to their investors in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

(r)	Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income. The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income in the Consolidated Statements of Comprehensive Operations and Other Comprehensive Income (Loss).

(s)	Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

(t)	Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Transactions between related parties commonly occurring in the normal course of business are considered to be related party transactions. Transactions between related parties are also considered to be related party transactions even though they may not be given accounting recognition. While ASC does not provide accounting or measurement guidance for such transactions, it nonetheless requires their disclosure.

(u)	Right-of-use assets, net

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842), which is effective for annual reporting periods (including interim periods) beginning after December 15, 2018, and early adoption is permitted.

The Company, through its subsidiary, leases its offices, which are classified as operating leases in accordance with Topic 842. Operating leases are required to record in the balance sheet as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date, and (3) initial direct costs for any expired or existing leases as of the adoption date. The Company elected the short-term lease exemption as the lease terms are 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset. The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term and had no finance leases for any of the periods stated herein.

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received. All right-of-use assets are reviewed for impairment annually. No impairment for right-of-use lease assets as of December 31, 2023 and 2022.

(v)	Accrued expenses and other current liabilities

Accrued expenses and other current liabilities include employee compensation payable, taxes payable and other payables.

employee compensation payable refers to the salary, social security, provident fund and bonus payable to the Company’s employees before the end of the current fiscal year. taxes payable refers to the composition of VAT and surtax payable under PRC tax before the end of the fiscal year. Other payables mainly deposit, service fees, etc.

(w)	Long-term investments

Beginning on January 1, 2018, the Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive income/(loss). The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income/(loss) if any.

The investment was accounted for under the cost method as the Group had no significant influence over the investee.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. As of December 31, 2023, impairment loss of short-term investments was nil.

(x)	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist primarily of Advance to suppliers, Other receivable and VAT tax recoverable.

(i)	Advance to suppliers represents balance paid to vendors for certain services that have not been completed. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2023 and 2022, there was no allowance recorded as the Company considers all of the advance to suppliers balance fully realizable.

(ii)	Other receivable primarily includes advances to employees for business development and security deposits paid for third-party payment platforms. This primarily represents a deposit paid by the Company to commission the acquisition of the e-commerce technology services business. As of December 31, 2023 and 2022, there was no allowance recorded as the Company considers all of the other receivable balance fully collectible.

(iii)	VAT tax recoverable represents the amount that is overpaid by the Company before the VAT tax invoices received. Such amount can be used to offset future VAT tax liability.

(V)	Recent accounting pronouncements

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASU 2021-08), which clarifies that an acquirer of a business should recognize and measure contract assets and contract liabilities in a business combination in accordance with Topic 606, Revenue from Contracts with Customers. The new amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. The amendments should be applied prospectively to business combinations occurring on or after the effective date of the amendments, with early adoption permitted. The Company adopted this update in the March 1, 2023 and the adoption did not have a material impact to the Company’s consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Company for the year ending March 31, 2025 and interim reporting periods during the year ending March 31, 2025. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In July 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision-useful financial analyses. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The adoption of this guidance did not have a material impact on its financial position, results of operations and cash flows.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.